Stock Based Compensation (Tables)	12 Months Ended
May 31, 2014
Stock Based Compensation (Tables) [Abstract]
Stock-based compensation expense
	2014	2013	2012

Stock-based compensation expense	$117	$109	$105

Schedule of Stock Based Compensation Key Assumptions for Valuation
	2014	2013	2012
Weighted-average Black-Scholes value	$35.79	$29.20	$29.92
Intrinsic value of options exercised	$347	$107	$67
Black-Scholes Assumptions:
Expected lives	6.2 years	6.1 years	6.0 years
Expected volatility	35%	35%	34%
Risk-free interest rate	1.47%	0.94%	1.79%
Dividend yield	0.561%	0.609%	0.563%

Schedule of Stock Option Activity
	Stock Options
	Shares	Weighted-Average Exercise Price	Weighted-Average Remaining Contractual Term	Aggregate Intrinsic Value (in millions)(1)
Outstanding at June 1, 2013	19,135,434	$87.62
Granted	3,482,179	103.83
Exercised	(6,468,517)	86.15
Forfeited	(514,240)	91.61
Outstanding at May 31, 2014	15,634,856	$91.71	6.0 years	$820
Exercisable	8,913,173	$88.81	4.3 years	$493
Expected to vest	6,318,382	$95.56	8.3 years	$307
Available for future grants	13,108,873

(1)				Only presented for options with market value at May 31, 2014 in excess of the exercise price of the option.

Schedule of Vested and Unvested Restricted Stock
	Restricted Stock
	Shares	Weighted-Average Grant Date Fair Value
Unvested at June 1, 2013	529,334	$80.86
Granted	191,964	100.80
Vested	(239,716)	75.48
Forfeited	(1,425)	100.46
Unvested at May 31, 2014	480,157	$91.46

Schedule of Stock Option Vesting
	Stock Options
	Vested during the year	Fair value (in millions)
2014	2,408,179	$65
2013	2,824,757	81
2012	2,807,809	70